FREEDOM EDGE(SM)

   PHL VARIABLE ACCUMULATION ACCOUNT ISSUED BY PHL VARIABLE INSURANCE COMPANY
              PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ISSUED BY
                         PHOENIX LIFE INSURANCE COMPANY

                  SUPPLEMENT TO PROSPECTUSES DATED JUNE 2, 2003

                         -------------------------------

THE FOLLOWING REPLACES THE SECOND SENTENCE IN THE FIRST PARAGRAPH OF THE "FREE LOOK PERIOD" SUBSECTION ON PAGE 7 OF YOUR PROSPECTUS:

    You will receive in cash the contract value plus any charges made under the contract.


THE FOLLOWING REPLACES THE FIRST PARAGRAPH IN THE "DEATH BENEFIT
OPTION 1--RETURN OF PREMIUM" SUBSECTION ON PAGE 13 OF YOUR PROSPECTUS:

    Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit less any premium tax is the greater of:

         a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
         b)   the contract value on the claim date.


THE FOLLOWING REPLACES THE SECOND AND THIRD PARAGRAPHS IN THE "DEATH BENEFIT OPTION 2--ANNUAL STEP-UP" SUBSECTION ON PAGE 13 OF YOUR PROSPECTUS:

    Prior to the contract anniversary following the oldest owner's attained age 80, the death benefit less any premium tax is the greater of:

         a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
         b)   the contract value on the claim date; or
         c)   the annual step-up amount (as defined below).

    On or after the contract anniversary following the oldest owner's attained age 80, the death benefit less any premium tax is the greater of:

         a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
         b)   the contract value on the claim date.


THE FOLLOWING REPLACES THE SECOND SENTENCE IN THE FIRST PARAGRAPH OF THE "FREE LOOK PERIOD" SUBSECTION ON PAGE 17 OF YOUR PROSPECTUS:

    You may return a contract for any reason within 10 days after you receive it and receive in cash the contract value plus any charges made under the contract.

Date: August 8, 2003           Please keep this supplement for future reference.



TF832